THE MILESTONE FUNDS

TREASURY OBLIGATIONS PORTFOLIO

Financial Shares
Institutional Shares
Investor Shares
Premium Shares

Supplement dated December 30, 2011
to the
Prospectus dated March 30, 2011, as supplemented August 4, 2011 and November 1, 2011.

Shareholder Approval of the Proposed Agreement and Plan of Reorganization and New Investment Advisory Agreement

On December 27, 2011 the shareholders of the Treasury Obligations Portfolio (“Acquired Fund”), a series of The Milestone Funds (“Acquired Trust”) approved the Proposed Agreement and Plan of Reorganization, wherein the Acquired Fund will transfer its assets to the Milestone Treasury Obligations Fund (“Acquiring Fund”), a new series of the AdvisorOne Funds. In return, the Acquiring Fund will issue new shares to the Acquired Fund, which then will be distributed to shareholders of the Acquired Fund in an amount equal in number and value to the shareholders’ Acquired Fund shares (the “Reorganization”). Shareholders of the Acquired Fund will receive shares of the Acquiring Fund in the class of shares corresponding to their Acquired Fund shares.  The Reorganization is expected to take place on or before January 31, 2012.

In addition to approving the Proposed Agreement and Plan of Reorganization, the shareholders also approved the new Investment Advisory Agreement by and between the Acquired Trust and CLS Investments, LLC.   Accordingly, all references to Milestone Capital Management, LLC in the Prospectuses dated March 30, 2011, as supplemented August 4, 2011 and November 1, 2011, offering shares of the Financial Class, Institutional Class, Investor Class, and Premium Class (each a “Class Prospectus”) are replaced with references to CLS Investments, LLC, and all references to Milestone Capital Management, LLC, 115 East Putnam Avenue, Greenwich, CT 06830 are replaced with references to CLS Investments, LLC, 4020 South 147th Street, Omaha, NE 68137.

In connection with the shareholders’ approval of the new Investment Advisory Agreement, the Prospectuses are also hereby amended as follows:

On page 2 of the Prospectus for the Premium Shares, under the heading “Fees and Expenses of the Portfolio-Annual Portfolio Operating Expenses,” the following replaces the first sentence of the full paragraph:

CLS Investments, LLC (the “Adviser”) has agreed to limit the total operating expenses of the Premium Shares to 0.65% for the term of the Investment Advisory Agreement by waiving fees and/or reimbursing expenses.

On page 2 of the Prospectus for the Financial Shares, under the heading “Fees and Expenses of the Portfolio-Annual Portfolio Operating Expenses,” the following replaces the first sentence of the full paragraph:

CLS Investments, LLC (the “Adviser”) has agreed to limit the total operating expenses of the Financial Shares to 0.15% for the term of the Investment Advisory Agreement by waiving fees and/or reimbursing expenses.

On page 2 of the Prospectus for the Institutional Shares, under the heading “Fees and Expenses of the Portfolio-Annual Portfolio Operating Expenses,” the following replaces the first sentence of the full paragraph:

CLS Investments, LLC (the “Adviser”) has agreed to limit the total operating expenses of the Institutional Shares to 0.20% for the term of the Investment Advisory Agreement by waiving fees and/or reimbursing expenses.

On page 2 of the Prospectus for the Investor Shares, under the heading “Fees and Expenses of the Portfolio-Annual Portfolio Operating Expenses,” the following replaces the first sentence of the full paragraph:

CLS Investments, LLC (the “Adviser”) has agreed to limit the total operating expenses of the Investor Shares to 0.45% for the term of the Investment Advisory Agreement by waiving fees and/or reimbursing expenses.

On page 4 of each Class Prospectus, under the heading “Portfolio Manager,” the following replaces the first sentence of the paragraph:

Marc Pfeffer is Senior Portfolio Manager of the Adviser.

On page 6 of each Class Prospectus, please delete the section entitled “The Adviser” and replace it with the following:

The Adviser serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust.  Subject to the general control of the Board, the Adviser continually manages the Portfolio, including the purchase, retention and disposition of its securities and other assets.  The Adviser is organized in Nebraska as a limited liability company and is a registered investment adviser under the Investment Advisers Act of 1940, as amended.  The Adviser (including its predecessor) has been an investment adviser to individuals, employee benefit plans, trusts, investment companies, and corporations since 1989.

The Portfolio pays the Adviser a fee at an annual rate equal to 0.10% of the Portfolio’s average daily net assets some or all of which may be waived to limit expenses.  The Adviser is responsible for payment of salaries of its portfolio manager and staff as well as other expenses necessary to the performance of its duties under the investment advisory agreement. The Adviser may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Portfolio without reimbursement from the Trust. The Trust, on behalf of the Portfolio, is responsible for all expenses other than those expressly borne by the Adviser under the investment advisory agreement. The expenses borne by the Trust include, but are not limited to, the investment advisory fee, administration fee, transfer agent fee, custodian fee, costs of preparing, printing and delivering to shareholders the Trust’s prospectuses, statements of additional information, shareholder reports, legal fees, auditing and tax fees, taxes, blue sky fees, SEC fees, compliance expenses, insurance expenses, and compensation of certain of the Trust’s Trustees, officers and employees and other personnel performing services for the Trust.

On page 6 of each Class Prospectus, under the heading “Portfolio Manager,” the following replaces the first four sentences of the first paragraph:

Marc Pfeffer is Senior Portfolio Manager of the Adviser.  Mr. Pfeffer has over 23 years of money market fund investment experience.  He is primarily responsible for the day-to-day management of the Portfolio.  Prior to joining the Adviser, Mr. Pfeffer was the Chief Investment Officer of Milestone Capital Management, LLC, the Portfolio’s prior investment adviser, where he also was the Portfolio Manager of the Portfolio.  Before joining Milestone Capital Management, LLC, Mr. Pfeffer was with Bear, Stearns & Co. Inc. and Goldman Sachs Asset Management (GSAM).

On page 7 of each Class Prospectus, under the heading “Portfolio Manager,” the following replaces the second paragraph:

The Portfolio’s investment advisory agreement with the Adviser is subject to the Board’s annual review and approval.  A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the Combined Prospectus/Proxy Statement to shareholders dated December 19, 2011, as filed with the Securities and Exchange Commission by AdvisorOne Funds.

On page 7 of each Class Prospectus, under the heading “Purchasing Shares,” the following replaces the last sentence of the third paragraph:

For more information on additional purchase alternatives, including online transacting, please contact CLS Investments, LLC at (800) 941-6453 or www.clsinvest.com.

On Page 9 of each Class Prospectus, under the heading “Written Requests/Additional Alternatives,” the following replaces the fourth paragraph:

For additional redemption alternatives, including online transacting, please contact CLS Investments, LLC at (800) 941-6453 or www.clsinvest.com.

This Supplement and the existing Prospectuses dated March 30, 2011, as supplemented August 4, 2011 and November 1, 2011 and the Statement of Additional Information dated March 30, 2011, as supplemented August 4, 2011 and November 1, 2011, provide relevant information for all shareholders and should be retained for future reference.  The current Prospectuses filed with the Securities and Exchange Commission, are incorporated herein by reference, and can be obtained without charge by calling the Acquired Fund at 1-800-941-6453.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

THE MILESTONE FUNDS

TREASURY OBLIGATIONS PORTFOLIO

Financial Shares
Institutional Shares
Investor Shares
Premium Shares

Supplement dated December 30, 2011
to the
Statement of Additional Information dated March 30, 2011, as supplemented August 4, 2011 and November 1, 2011.

Shareholder Approval of the Proposed Agreement and Plan of Reorganization and New Investment Advisory Agreement

On December 27, 2011 the shareholders of the Treasury Obligations Portfolio (“Acquired Fund”), a series of The Milestone Funds (“Acquired Trust”) approved the Proposed Agreement and Plan of Reorganization, wherein the Acquired Fund will transfer its assets to the Milestone Treasury Obligations Fund (“Acquiring Fund”), a new series of the AdvisorOne Funds. In return, the Acquiring Fund will issue new shares to the Acquired Fund, which then will be distributed to shareholders of the Acquired Fund in an amount equal in number and value to the shareholders’ Acquired Fund shares (the “Reorganization”). Shareholders of the Acquired Fund will receive shares of the Acquiring Fund in the class of shares corresponding to their Acquired Fund shares.  The Reorganization is expected to take place on or before January 31, 2012.

In addition to approving the Proposed Agreement and Plan of Reorganization, the shareholders also approved the new Investment Advisory Agreement by and between the Acquired Trust and CLS Investments, LLC.   Accordingly, all references to Milestone Capital Management, LLC in the Statement of Additional Information dated March 30, 2011, as supplemented August 4, 2011 and November 1, 2011, are replaced with references to CLS Investments, LLC, and all references to Milestone Capital Management, LLC, 115 East Putnam Avenue, Greenwich, CT 06830 are replaced with references to CLS Investments, LLC, 4020 South 147th Street, Omaha, NE 68137.

In connection with the shareholders’ approval of the new Investment Advisory Agreement, the Statement of Additional Information is also hereby amended as follows:

On pages 4 and 5 of the Statement of Additional Information, under the heading “Management of the Portfolio,” please replace all references to “the Adviser” in the “Trustees and Officers” table with “Milestone Capital Management, LLC”.

On page 6 of the Statement of Additional Information, under the heading “Summary of the Experience and Qualifications of the Trustees,” the following replaces the first sentence next to “Pamela Moffatt”:

Ms. Moffatt is President and Chief Executive Officer of Milestone Capital Management, LLC.

On page 8 of the Statement of Additional Information, under the heading “Investment Adviser,” the following replaces the fourth paragraph:

Previously, Milestone Capital Management, LLC (“Milestone”) acted as the Portfolio’s investment adviser.  For the fiscal years ended November 30, 2010, November 30, 2009 and November 30, 2008, Milestone received advisory fees of $1,456,861, $1,708,537 and $1,966,117, respectively. For the fiscal years ended November 30, 2010, November 30, 2009 and November 30, 2008, Milestone waived advisory fees amounting to $115,493, $188,529 and $0, respectively.

On page 12 of the Statement of Additional Information, under the heading “Management of the Portfolio-Distribution Plans,” the following replaces the last paragraph of the section:

Previously, Milestone acted as the Portfolio’s investment adviser.  For the fiscal years ended November 30, 2010, November 30, 2009 and November 30, 2008, the Premium Shares paid $0, $286,946 and $254,216, respectively, net of waivers, to Milestone for services related to its 12b-1 Plan, all of which were used to compensate financial intermediaries.

This Supplement and the existing Prospectuses dated March 30, 2011, as supplemented August 4, 2011 and November 1, 2011 and the Statement of Additional Information dated March 30, 2011, as supplemented August 4, 2011 and November 1, 2011, provide relevant information for all shareholders and should be retained for future reference.  The current Statement of Additional Information filed with the Securities and Exchange Commission is incorporated herein by reference, and can be obtained without charge by calling the Acquired Fund at 1-800-941-6453.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.